Shane Daly

Vice President and

Associate General Counsel

(212) 314-3912

Fax: 212-314-3959

September 9, 2021

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Separate Account I of Equitable Financial Life Insurance Company (the “Account”) Registration No.:
	333-17633 and 811-02581	The Champion SP-1 Basic Policy Expanded Policy

Equitable Financial, on behalf of Registrant, has sent to contract owners the semi-annual reports, for the period ended June 30, 2021, for the following underlying mutual funds (“Funds”) in which Registrant invests:

•	EQ Premier VIP Trust – underlying funds:

EQ/Core Plus Bond

EQ/Moderate Allocation

•	EQ Advisors Trust – underlying funds:

EQ/Large Cap Value Managed Volatility

EQ/Common Stock Index

EQ/Equity 500 Index

EQ/Intermediate Government Bond

EQ/International Equity Index

EQ/Money Market

EQ/Quality Bond PLUS

Multimanager Aggressive Equity

Equitable Financial understands that the Funds have filed or will file their reports with the Commission under separate cover.

Please direct any question or comment to the undersigned.

Very truly yours,

/s/ Shane Daly
Shane Daly

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY (“EQUITABLE FINANCIAL”)

1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104